CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
REVENUES
Revenues	$ 31,640	$ 31,640	$ 31,640	$ 31,292	$ 30,945	$ 31,640	$ 63,280	$ 62,584	$ 94,920	$ 93,877	$ 125,517	$ 61,194
Revenues, Related Party	27,425	27,425	27,425	27,425	27,425	27,425	54,849	54,849	82,274	82,274	110,000	110,000
TOTAL REVENUES	59,065	59,065	59,065	58,717	58,369	59,065	118,129	117,434	177,194	176,151	235,517	171,194
COST AND EXPENSES
Research and Development	45,001	36,446	95,513	31,061	27,390	35,418	131,959	62,809	176,960	93,869	158,138	36,704
Research and Development, Related Party	0	0	0	0	36,975	80,275	0	117,250	0	117,250	117,250	0
General and Administrative	9,262	18,660	8,738	6,866	5,355	6,658	27,398	12,013	36,660	18,879	28,055	119,495
Consulting and Professional Fees	74,957	67,800	403,680	64,700	50,143	38,136	471,480	88,279	546,437	152,979	221,679	190,765
Rent	15,000	15,000	15,000	15,000	15,000	5,000	30,000	20,000	45,000	35,000	50,000	25,000
Total Costs and Expenses	144,220	137,906	522,931	117,627	134,863	165,487	660,837	300,351	805,057	417,977	575,122	371,964
OPERATING INCOME (LOSS)	(85,155)	(78,842)	(463,867)	(58,910)	(76,494)	(106,422)	(542,708)	(182,917)	(627,863)	(241,826)	(339,605)	(200,771)
OTHER INCOME & (EXPENSES)
Interest Income	0	0	0	133	131	135	0	266	0	399	455	230
Interest Expense	(14,063)	(12,085)	(17,359)	(30,399)	(42,561)	(35,010)	(29,444)	(77,571)	(43,507)	(107,970)	(138,720)	(316,013)
Interest Expense attributable to Amortization of Discount	0		0	(22,203)	(21,977)	(22,451)		(44,428)	0	(66,631)	(71,067)	(51,015)
Penalties	0		0		(300,000)	0		(300,000)	0	(300,000)	(300,000)	0
Unrealized Gain ( Loss) on sale of Investment Securities	0		0	161,729	(6,405)	(123,891)		(130,296)	0	31,433	31,433	(632,094)
Gain(Loss) on sale of Investment Securities	0		0	0	0	0			0		(1,828)	(524,960)
Gain (Loss) on derecognition of Accounts Payable	0		0	0	0	62,700		62,700	0	62,700	62,700	0
Derivative Income (Expense)	0	35,949	2,115,806	66,907,817	(66,634,282)	2,964,939	2,151,755	(63,699,343)	2,151,755	3,238,473	3,340,683	(4,264,975)
Financing Fees	0		0	0	0	0			0	0	(45,500)	0
Legal Settlement	0		0	0	0	0			0	0	0	(800,000)
Gain (Loss) on Extinguishment Convertible Debt	0		1,150	0	0	(95,019)	1,150	(95,019)	1,150	(95,019)	(95,019)	24,365
TOTAL OTHER INCOME (EXPENSE)	(14,063)	23,864	2,099,596	67,017,077	(67,005,095)	2,751,403	2,123,460	(64,253,692)	2,109,397	2,763,385	2,783,136	(6,564,462)
NET INCOME (LOSS)	(99,218)	(54,978)	1,635,730	66,958,167	(67,081,589)	2,644,980	1,580,752	(64,436,609)	1,481,534	2,521,557	2,443,531	(6,765,233)
NET INCOME (LOSS) attributable to common shareholders	$ (99,218)	$ (54,978)	$ 1,448,439	$ 60,931,931.00	$ (67,081,589)	$ 2,391,062	$ 1,391,061	$ (64,436,609)	$ 1,303,750	$ 2,294,618	$ 2,227,034	$ (6,765,233)
BASIC AND FULLY DILUTED EARNINGS (LOSS) PER SHARE	$ (0.03)	$ (0.0332)	$ 0.4310	$ 19.11	$ (22.04)	$ 0.001	$ 0.41	$ (21.31)	$ 0.39	$ 0.72	$ 0.7102	$ (0.0000)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	3,381,366	1,656,429	3,360,540	3,189,187	3,043,028	3,004,636	3,364,578	3,023,724	3,370,012	3,196,085	3,135,846	2,007,696